Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt [Abstract]
Interest on long term debt	$ 35,969	$ 15,362	$ 6,786
Less: Interest capitalized	(12,079)	(7,838)	(633)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income	2,416	1,055	0
Amortization of deferred finance charges	2,732	681	522
Other bank and finance charges	623	315	139
Interest and finance costs	$ 29,661	$ 9,575	$ 6,814